Debt (Details Narrative) - USD ($)														1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Oct. 23, 2024	Mar. 28, 2024	Mar. 22, 2024	Mar. 21, 2024	Dec. 29, 2023	Sep. 23, 2022	Dec. 19, 2016	Sep. 23, 2016	Mar. 29, 2016	Feb. 28, 2023	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024	Aug. 28, 2024	Dec. 31, 2016	Nov. 20, 2016	Dec. 31, 2014	Dec. 19, 2014
Debt Instrument [Line Items]
Loss on debt																	$ (565,453)	$ (1,045,346)	$ (565,453)	$ (1,744,906)	$ (1,842,273)
Debt, Weighted Average Interest Rate																65.00%				65.00%		65.00%
Proceeds from related party debt																			$ 155,000	$ 135,000	$ 105,000
Two Unsecured Promissory Notes [Member]
Debt Instrument [Line Items]
Accrued interest																						$ 134,414
Noteholder sold value												$ 30,000																$ 80,000	$ 50,000
Principal amount																							$ 50,000
Remaining accrued interest																							27,972
Bear interest rate												10.00%
Debt term												6 years
Balance outstanding																						30,000
Interest converted										$ 95,088
Original issued and outstanding																						$ 50,000
One Purchaser [Member]
Debt Instrument [Line Items]
Number of shares issued																				3,567	3,567
Loss on debt																$ 10,788		14,834		$ 29,511
Principal amount																118,670				118,670
Accrued interest															22,549	15,965		22,549		$ 15,965
One Purchaser [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period																					7.50%
Principal amount				$ 50,000																	$ 50,000
One Purchaser [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period																					10.00%
Principal amount				118,670																	$ 118,670
One Purchaser [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																				8,275
Ten Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Principal amount																1,393,983				$ 1,393,983
One Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Increasing principal amount																		$ 69,048		$ 61,376
Number of shares issued					1,845	650												4,016		3,598
Loss on debt																5,580		$ 7,672		$ 15,263
Principal amount						$ 25,000									69,048	61,376		69,048		61,376
Accrued interest															11,446	8,040		11,446		$ 8,040
Extended date																				July 31, 2025, on April 1, 2025, to October 31, 2025, on July 31, 2025, and to January 31, 2026, on October 31, 2025
Principal amount						$ 35,471
Debt term						1 year
Outstanding principal amount					$ 46,113
One Promissory Note Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Increase of intertest rate						9.00%
One Promissory Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Increase of intertest rate						10.00%
One Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount							$ 100,000
Remaining accrued interest							10,682
Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount															30,000	70,000		$ 30,000		$ 70,000
Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Number of shares issued																		52,748
Loss on debt																		$ 100,150		242,767
Principal amount															473,854	831,204		473,854		831,204
Accrued interest															150,525			150,525
Increasing principal amount	$ 976,204																	901,354
Shares, Issued	56,510
Noteholder sold value															382,500	145,000		382,500		145,000
Promissory Note Agreement One [Member]
Debt Instrument [Line Items]
Increasing principal amount	$ 186,096																	209,358
Loss on debt																		23,262		46,279
Principal amount																186,096				186,096
Accrued interest															32,460			$ 32,460
Increasing principal amount	$ 139,817
Promissory Note Agreement One [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																		12,048
Shares, Issued	10,797
Promissory Note Agreement One [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount		$ 49,399																$ 55,574		119,909
Loss on debt																		6,175		25,301
Principal amount																49,399				$ 49,399
Accrued interest															12,496			$ 12,496
Noteholder sold value																									$ 75,000
Extended date		Jan. 31, 2026																Jun. 30, 2026
Promissory Note Agreement One [Member] | Related Party [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																		3,421		5,651
Four Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Increasing principal amount																		$ 267,188		$ 82,500
Loss on debt																		29,688		7,500
Principal amount																230,000				$ 230,000
Four Promissory Note Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt term																						7 months
Four Promissory Note Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt term																						9 months
Four Promissory Note Agreements [Member] | January Thirty First Twenty Twenty Six [Member]
Debt Instrument [Line Items]
Extended date																				Jan. 31, 2026
Four Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																155,000				$ 155,000
Four Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																237,500				237,500
Accrued interest															17,094	$ 3,916		$ 17,094		$ 3,916
Debt, Weighted Average Interest Rate																10.00%				10.00%
Four Promissory Note Agreements [Member] | Related Party [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																		13,981		1,816
Nine Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Loss on debt																		$ 10,000
Principal amount															1,136,354			1,136,354
Long-Term Debt, Gross															1,126,354			1,126,354
Nine Promissory Note Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Increasing principal amount																		80,000
Nine Promissory Note Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Increasing principal amount																		$ 90,000
Nine Promissory Note Agreements [Member] | June Thirty Twenty Twenty Six [Member]
Debt Instrument [Line Items]
Extended date																		Jun. 30, 2026
Nine Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount															548,854			$ 548,854
Proceeds from Fees Received																		270,000
[custom:ProceedsFromCashReissuedOrDeductedFromPriorNotes]																		856,354
Nine Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount															552,604			552,604
Accrued interest															$ 13,227			$ 13,227
Debt, Weighted Average Interest Rate															10.00%			10.00%
Nine Promissory Note Agreements [Member] | Related Party [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																		4,608
Convertible Notes [Member]
Debt Instrument [Line Items]
Number of shares issued																						3,032
Accrued interest				131,417																	131,417
Extended date																				12-months		12
Debt Instrument, Interest Rate During Period																				7.50%		7.50%
Principal amount																						$ 2,000,000
Remaining accrued interest																						95,396
Exchange of debt																					$ 102,997
Convertible Notes Payable, Noncurrent																						$ 2,000,000
Triggering Transaction if within 120-days [Member]
Debt Instrument [Line Items]
[custom:DebtInstrumentConvertibleConversionPercentage]																				75.00%		75.00%
Triggering Transaction if within 121 to 150-days [Member]
Debt Instrument [Line Items]
[custom:DebtInstrumentConvertibleConversionPercentage]																				70.00%		70.00%
Triggering Transaction if more than 150-days [Member]
Debt Instrument [Line Items]
[custom:DebtInstrumentConvertibleConversionPercentage]																				65.00%		65.00%
Six Investors [Member]
Debt Instrument [Line Items]
Number of shares issued																		266,298		266,052	186,485
Loss on debt																$ 410,745		$ 499,149		$ 1,123,607
Principal amount															$ 4,492,340	4,518,191		4,492,340		4,518,191
Accrued interest															840,860	$ 619,294		840,860		$ 619,294
Shares, Issued																266,052				266,052
Noteholder sold value																								$ 525,000
Six Investors [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period																					7.50%
Principal amount				1,950,000																	$ 1,950,000
Six Investors [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period																					10.00%
Principal amount				3,394,584											4,492,340	$ 4,518,191		$ 4,492,340		$ 4,518,191	$ 3,394,584
One Purchaser [Member]
Debt Instrument [Line Items]
Number of shares issued																		7,789
One Purchaser [Member] | Maximum [Member]
Debt Instrument [Line Items]
Principal amount															133,503			$ 133,503
Ten Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Number of shares issued																					1,430
Loss on debt																$ 126,726		174,248		346,662
Principal amount				736,511																	$ 736,511
Extended date																					10 and 12 months
Debt Instrument, Interest Rate During Period																					7.50%
Remaining accrued interest																		$ 261,333		$ 183,987
Ten Convertible Promissory Note Agreements [Member] | 10 Months Maturity [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period																					8.00%
Ten Convertible Promissory Note Agreements [Member] | 12 Months Maturity [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period																					10.00%
Ten Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																		91,295		81,751
Shares, Issued																81,751				81,751
Ten Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount				447,787																	$ 447,787
Ten Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount																				$ 840,940
Principal amount															840,940			$ 840,940
Most Favored Nations [Member]
Debt Instrument [Line Items]
Number of shares issued																					48,098
Principal amount				1,047,321											$ 1,568,231	$ 1,393,983		1,568,231		1,393,983	$ 1,047,321
Debt Instrument, Interest Rate During Period																					7.50%
Increase of intertest rate																					10.00%
Most Favored Nations [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount				631,811																	$ 631,811
Five Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Increasing principal amount																		157,224		139,755
Loss on debt																12,705		17,469		34,755
Principal amount																105,000				105,000
Long-Term Debt, Gross																$ 139,755				$ 139,755
Debt Instrument, Interest Rate During Period																				10.00%
Remaining accrued interest																		$ 18,464		$ 10,709
Five Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																				7,829
Shares, Issued															8,710	7,829		8,710		7,829
Five Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount																				$ 106,480
Principal amount																$ 80,000				80,000
Five Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount																		$ 119,790
Seven Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Increasing principal amount			$ 296,450															333,506		296,450
Loss on debt																26,950		37,056		51,450
Principal amount																245,000				245,000
Accrued interest															$ 34,420	17,972		$ 34,420		17,972
Long-Term Debt, Gross																$ 296,450				$ 296,450
Extended date			October 31, 2025																	October 31, 2025, and on October 31, 2025 to January 31, 2026
Debt Instrument, Interest Rate During Period																				10.00%
Seven Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																				12,812
Shares, Issued															18,203	12,812		18,203		12,812
Seven Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																$ 50,000				$ 50,000
Seven Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount			$ 60,500															$ 68,063		60,500
Seven Short Term Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Increasing principal amount		$ 480,143																540,161
Loss on debt																43,649		60,018		55,221
Principal amount																424,921				424,921
Accrued interest															$ 39,585	12,944		$ 39,585		12,944
Long-Term Debt, Gross																$ 480,143				$ 480,143
Extended date		January 31, 2026
Debt Instrument, Interest Rate During Period																				10.00%
Seven Short Term Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																				8,412
Shares, Issued															28,550	4,961		28,550		4,961
Stock Issued During Period, Shares, Other																				4,961
Seven Short Term Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																$ 299,921				$ 299,921
Seven Short Term Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount		$ 331,643																$ 373,098
One Noteholder [Member]
Debt Instrument [Line Items]
Noteholder sold value															$ 525,000			525,000
Four Another Holders [Member]
Debt Instrument [Line Items]
Increasing principal amount																		590,625
Loss on debt																		65,625
Accrued interest															28,984			28,984
Noteholder sold value															152,000			$ 152,000
Debt Instrument, Interest Rate During Period																		10.00%
Four Another Holders [Member] | Four New Convertible Notes [Member]
Debt Instrument [Line Items]
Noteholder sold value															38,000			$ 38,000
Four Another Holders [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, Other																		30,399
Noteholder [Member]
Debt Instrument [Line Items]
Noteholder sold value															75,000			$ 75,000
Debt Instrument, Interest Rate During Period																		10.00%
Principal amount															$ 75,000			$ 75,000
Remaining accrued interest																		$ 174
Promissory Notes Payable [Member]
Debt Instrument [Line Items]
Principal amount													$ 30,000															$ 70,000		$ 70,000	$ 40,000
Noteholder sold value																						$ 70,000
Bear interest rate													10.00%															10.00%		10.00%	10.00%
Debt term											6 years		6 years
Promissory Notes [Member]
Debt Instrument [Line Items]
Accrued interest				$ 2,997																	2,997
Principal amount issued																					100,000
Five Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Principal amount																						250,000	$ 250,000
Accrued interest																						$ 19,880
Debt term																							1 year
Five Promissory Note Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Bear interest rate																							7.00%
Five Promissory Note Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Bear interest rate																							9.00%
Five Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																							$ 175,000
Three Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Number of shares issued																						1,010,402
Promissory note amount																						$ 175,000
Proceeds from related party debt																						100,000
Two Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount								$ 75,000
Remaining accrued interest								$ 2,710
One Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount							50,000
Remaining accrued interest							$ 5,322
Five Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Number of shares issued																				56,510
Loss on debt																88,746				$ 242,767
Principal amount																831,204				831,204
Accrued interest																111,709				111,709
Increasing principal amount																				976,204
Noteholder sold value																145,000				$ 145,000
Extended date																				July 31, 2025, on April 1, 2025, to October 31, 2025, on July 31, 2025, and to January 31, 2026, on October 31, 2025
Debt term				6 months
Outstanding principal amount				$ 733,436																	$ 733,436
Five Promissory Note Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate				8.00%																	8.00%
Five Promissory Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate				10.00%																	10.00%
Five Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																70,000				$ 70,000
Five Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Number of shares issued				29,338
Principal amount																											$ 564,182
Interest rate																											8.00%
Short Term Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Increasing principal amount																				186,096
Loss on debt																16,918				46,279
Principal amount																186,096				186,096		125,000
Accrued interest																22,134				$ 22,134
Increasing principal amount									$ 175,000
Extended date																				July 31, 2025
Principal amount																										$ 107,551
Remaining accrued interest																					$ 32,551
Promissory note amount				$ 107,551																	$ 107,551
Interest rate				10.00%					10.00%												10.00%
Discount amount																						$ 25,000
Debt Instrument, Repaid, Principal																					$ 150,000
Remaining principal amount																					75,000
Short Term Promissory Note Agreement [Member] | July, 12 2024 [Member]
Debt Instrument [Line Items]
Increasing principal amount																					$ 225,000
Extended date																					Jul. 12, 2024
Short Term Promissory Note Agreement [Member] | March 31, 2025 [Member]
Debt Instrument [Line Items]
Increasing principal amount																					$ 139,817
Extended date																					Mar. 31, 2025
Short Term Promissory Note Agreement [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																				10,797		5,667
Short Term Promissory Note Agreement [Member] | Common Stock [Member] | July, 12 2024 [Member]
Debt Instrument [Line Items]
Number of shares issued																					4,500
Short Term Promissory Note Agreement [Member] | Common Stock [Member] | March 31, 2025 [Member]
Debt Instrument [Line Items]
Number of shares issued																					5,593
Short-term Promissory Note [Member]
Debt Instrument [Line Items]
Increasing principal amount		$ 49,399
Loss on debt																4,491				$ 25,301
Noteholder sold value																									$ 75,000
Short-term Promissory Note [Member] | January Thirty First Twenty Twenty Six [Member]
Debt Instrument [Line Items]
Extended date		Jan. 31, 2026
Short-term Promissory Note [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount																				119,909
Principal amount				$ 99,098												49,399				49,399	$ 99,098
Accrued interest																$ 9,755				$ 9,755
Extended date																				July 31, 2025
Interest rate				10.00%																	10.00%
Short-term Promissory Note [Member] | Related Party [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																				5,651
Convertible Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Principal amount				$ 138,074																	$ 138,074
Accrued interest				2,574																	2,574	$ 1,881
Principal amount				$ 25,000																	$ 25,000	$ 25,000
Debt term														1 year							1 year
Exchange of debt																					$ 25,000
Interest rate				7.50%										9.00%							7.50%
Convertible Debt				$ 100,000																	$ 100,000
Convertible Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Exchange of debt														$ 25,000